Barclays PLC parent company balance sheet (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of subsidiaries [abstract]
Barclays PLC parent company balance sheet

	As at 30.06.22	As at 31.12.21
Assets	£m	£m
Investment in subsidiaries	63,633	62,528
Loans and advances to subsidiaries	20,369	22,072
Financial assets at fair value through the income statement	24,052	25,091
Derivative financial instruments	5	4
Other assets	235	68
Total assets	108,294	109,763

Liabilities
Deposits at amortised cost	545	488
Debt securities in issue	22,389	25,658
Subordinated liabilities	10,070	9,301
Financial liabilities designated at fair value	16,888	16,319
Derivative financial instruments	540	43
Other liabilities	104	117
Total liabilities	50,536	51,926

Equity
Called up share capital	4,133	4,188
Share premium account	375	348
Other equity instruments	12,347	12,241
Other reserves	616	555
Retained earnings	40,287	40,505
Total equity	57,758	57,837

Total liabilities and equity	108,294	109,763